Equipment, Net (Details Narrative) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Depreciation expense	$ 2,487	$ 2,059
Disposal of long lived assets	$ 1,110	$ 258